Net Income per Common Share	9 Months Ended
Sep. 30, 2014
Net Income per Common Share [Abstract]
NET INCOME PER COMMON SHARE

NOTE 3 — NET INCOME PER COMMON SHARE

The Company’s basic income per common share is based on net income for the relevant period, divided by the weighted average number of common shares outstanding during the period. Diluted income per common share is based on net income, divided by the weighted average number of common shares outstanding during the period, including common share equivalents, such as outstanding stock options and warrants to the extent they are dilutive. The computation of diluted income per share for the three and nine months ended September 30, 2013 does not include share equivalents as all warrants and options exceeded the average market price of the common stock and were therefore antidilutive.

	Three Months Ended September 30, 2014	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2014	Nine Months Ended September 30, 2013
Basic net income (loss) per share computation:
Net income (loss)	$248,165	$(82,219)	$428,796	$95,496
Weighted-average common shares outstanding	3,945,924	3,906,506	3,938,618	3,902,008
Basic net income (loss) per share	$0.06	$(0.02)	$0.11	$0.02
Diluted net income (loss) per share computation:
Net income (loss)	$248,165	$(82,219)	$428,796	$95,496
Weighted-average common shares outstanding	3,945,924	3,906,506	3,938,618	3,902,008
Incremental shares attributable to the common stock equivalents	1,452	—	1,024	—
Total adjusted weighted-average shares	3,947,376	3,906,506	3,939,642	3,902,008
Diluted net income (loss) per share	$0.06	$(0.02)	$0.11	$0.02

The following table summarizes securities that, if exercised, would have an anti-dilutive effect on earnings per share.

	Nine Months September 30, 2014	Nine Months September 30, 2013
Stock options	169,116	89,116
Warrants	16,667	25,000

Total potential dilutive securities not included in income per share	185,783	114,116

	Three Months September 30, 2014	Three Months September 30, 2013
Stock options	169,116	89,116
Warrants	16,667	25,000

Total potential dilutive securities not included in income per share	185,783	114,116